SEI EXCHANGE TRADED FUNDS

SEI Enhanced U.S. Large Cap Momentum Factor ETF
SEI Enhanced U.S. Large Cap Quality Factor ETF
SEI Enhanced U.S. Large Cap Value Factor ETF
SEI Enhanced Low Volatility U.S. Large Cap ETF
(each a "Fund," and together, the "Funds")

Supplement dated June 1, 2026 to the
Prospectus (the "Prospectus") dated July 31, 2025 and to the Statement of Additional
Information (the "SAI") dated July 31, 2025, as amended December 18, 2025

This supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with such Prospectus and SAI.

The Prospectus and SAI are hereby amended and supplemented to reflect the following changes to the Funds.

Change in the Funds' Names

At a meeting held on February 17, 2026, the Board of Trustees of SEI Exchange Traded Funds approved the following fund name changes, effective June 8, 2026:

Current Name	New Name
SEI Enhanced U.S. Large Cap Momentum Factor ETF	SEI QiM U.S. Large Cap Momentum Active ETF
SEI Enhanced U.S. Large Cap Quality Factor ETF	SEI QiM U.S. Large Cap Quality Active ETF
SEI Enhanced U.S. Large Cap Value Factor ETF	SEI QiM U.S. Large Cap Value Active ETF
SEI Enhanced Low Volatility U.S. Large Cap ETF	SEI QiM U.S. Large Cap Low Volatility Active ETF

Accordingly, effective June 8, 2026, the following changes are hereby made.

All references to the "SEI Enhanced U.S. Large Cap Momentum Factor ETF," "SEI Enhanced U.S. Large Cap Quality Factor ETF," "SEI Enhanced U.S. Large Cap Value Factor ETF" and "SEI Enhanced Low Volatility U.S. Large Cap ETF" are hereby deleted and replaced with "SEI QiM U.S. Large Cap Momentum Active ETF," "SEI QiM U.S. Large Cap Quality Active ETF," "SEI QiM U.S. Large Cap Value Active ETF" and "SEI QiM U.S. Large Cap Low Volatility Active ETF," respectively. Each Fund's investment objective and principal investment strategies will not change as a result of its name change, and the Funds will continue to be managed in the manner described in the Prospectus and SAI.

In addition, the second paragraph under the heading titled "More Information About the Funds" is hereby deleted and replaced with the following:

The Funds are managed by SEI's Quantitative Investment Management (QiM), a team within SEI's Investment Management Unit, which is part of SEI Investment Management Corporation (SIMC), the investment adviser to the Funds. The QiM team is responsible for research and portfolio management in SIMC's quantitative portfolios. Shares of the Funds are listed for trading on Cboe BZX Exchange, Inc. The market price for a share of the Funds may be different from the Funds' most recent NAV.

There are no other changes to the Prospectus and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1644 (06/26)